Deferred Finance Costs (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Finance Costs

The following summarizes the Company’s deferred finance costs at December 31, 2012 and 2011:

	2012	2011
Gross amount	$20,995,022	$15,952,760
Accumulated amortization	(6,343,757)	(2,810,430)

Net	$14,651,265	$13,142,330

Estimated Annual Amortization of Deferred Finance Costs

The estimated annual amortization of the deferred finance costs for each of the five succeeding years is as follows:

2013	$3,657,207
2014	3,385,569
2015	2,968,456
2016	1,515,842
2017	1,462,537
Thereafter	1,661,654

Total	$14,651,265

Aviv Healthcare Properties Limited Partnership and Subsidiaries
Deferred Finance Costs

The following summarizes the Partnership’s deferred finance costs at December 31, 2012 and 2011:

	2012	2011
Gross amount	20,995,022	$15,952,760
Accumulated amortization	(6,343,757)	(2,810,430)

Net	14,651,265	$13,142,330

Estimated Annual Amortization of Deferred Finance Costs

The estimated annual amortization of the deferred finance costs for each of the five succeeding years and thereafter is as follows:

2013	$3,657,207
2014	3,385,569
2015	2,968,456
2016	1,515,842
2017	1,462,537
Thereafter	1,661,654

Total	$14,651,265